OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
OTHER CURRENT ASSETS

NOTE 3 – OTHER CURRENT ASSETS

Other current assets consist of the following:

	June 30, 2020	December 31, 2019

Prepaid insurance	$229,309	$85,201
Deposits	28,115	28,115
Other prepaid expenses	24,018	105,013
Advances for raw material purchases	24,006	450,691
Prepaid marketing costs	167	31,579
Total other current assets	$305,615	$700,599

NOTE 3 – OTHER CURRENT ASSETS

Other current assets consist of the following:

	Years Ended December 31,
	2019	2018
Advances for raw material purchases	$450,691	$-
Other prepaid expenses	105,013	40,654
Prepaid insurance	85,201	102,743
Prepaid marketing costs	31,579	125,525
Deposits	28,115	31,965
Miscellaneous receivables	-	44,294
Prepaid financing costs	-	188,300
Total other current assets	$700,599	$533,481